Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income [Abstract]
Net income	CAD 266	CAD 452
Foreign currency translation adjustment	32	435
Unrealized gains (losses) on net investment hedges	(49)	0
Cash flow hedges
Net derivative gains (losses)	11	(34)
Less: reclassification adjustment for losses (gains) included in income	11	7
Net effects of cash flow hedges	22	(27)
Unrealized gains on available-for-sale investment
Unrealized gain (loss) arising during the period	3	(3)
Less: reclassification adjustment for (gains) recognized in income	(4)	0
Net unrealized holding gains (losses)	(1)	(3)
Net change in unrecognized pension and post-retirement benefit obligation	12	107
Other equity method reclassification adjustment	(46)	0
Other comprehensive income (loss)	(30)	512
Comprehensive income (loss)	236	964
Comprehensive income (loss) attributable to non-controlling interest	8	53
Comprehensive Income of Emera Incorporated	CAD 228	CAD 911